Investment Strategy - Virtus Zevenbergen Technology Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies and other U.S.-traded equity securities of technology companies. The fund considers U.S.-traded equity securities to include American Depositary Receipts (“ADRs”), as well as securities that are traded in the U.S. that have been issued by companies established, domiciled or operating in foreign countries. The fund intends to invest primarily in companies with market capitalizations greater than $500 million. The fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The portfolio managers define technology companies as those that provide technology products or services, or those that benefit from utilizing technology to gain competitive advantages, improve their business processes, products or applications. These may include, but are not limited to, internet products and services (including e-commerce), computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, transportation technology, transportation services and products, artificial intelligence technology, video gaming, security services and products, media and information services, environmental services, chemical products and synthetic materials, defense and aerospace products and services, nanotechnology, energy equipment and services, digital currency enablers, financial and payment technology and others. The portfolio managers evaluate fundamental value and growth prospects and focus on companies that they expect will have strong potential for capital appreciation. In addition to common stocks, the fund may invest in securities issued in initial public offerings (IPOs).